Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
(12)       Subsequent Events

As of January 23, 2017, the Trust began allocating assets to trading and subscribed to invest into the “OASIS RPM Evolving CTA Series” (managed by RPM).  The amount allocated to OASIS RPM Evolving CTA Series was $2,333,333 and the amount allocated from Wells was $2,333,333.  The OASIS RPM Evolving CTA Series in turn invested into the OASIS Revolution Capital Mgmt Series (managed by RCM), the OASIS Claughton Capital Series (managed by Claughton) and the OASIS Degraves Capital Mgmt PTY Series (managed by DCM).  The amount allocated to OASIS Revolution Capital Mgmt Series, OASIS Claughton Capital Mgmt Series and OASIS Degraves Capital Mgmt PTY Series was $1,666,667, $333,333 and $333,333, respectively.

As of March 1, 2017, the Trust allocated additional assets to the OASIS RPM Evolving CTA Series (managed by RPM).  The amount allocated to OASIS RPM Evolving CTA Series was $148,363 and the amount allocated from Wells was $148,363.  The OASIS RPM Evolving CTA Series in turn invested into the OASIS Revolution Capital Mgmt Series (managed by RCM), the OASIS Claughton Capital Series (managed by Claughton) and the OASIS Degraves Capital Mgmt PTY Series (managed by DCM).  The amount allocated to OASIS Revolution Capital Mgmt Series, OASIS Claughton Capital Mgmt Series and OASIS Degraves Capital Mgmt PTY Series was $98,805, $9,076 and $38,081, respectively.

The Trust expects to pay annual expenses of approximately 10.18% (for Class C units) to 15.03% (for Class D units) after taking into account estimated interest income of its average month-end assets.